SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 44,082	Rp 35,472
Cash flows	3,613	8,251
Implementation new standard	15,838
Acquisition	520	58
Foreign exchange movement	(68)	151
New leases	2,969	168
Other changes	3	(18)
Balance at end of period	66,957	44,082
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	4,043	2,289
Cash flows	4,657	1,759
Other changes	5	(5)
Balance at end of period	8,705	4,043
Two-step loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	949	1,098
Cash flows	(198)	(214)
Foreign exchange movement	(15)	65
Balance at end of period	736	949
Bonds and notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	10,481	8,982
Cash flows	(526)	1,498
Other changes	3	1
Balance at end of period	9,958	10,481
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	23,220	18,004
Cash flows	2,917	5,088
Acquisition	520	58
Foreign exchange movement	(53)	86
Other changes	(3)	(16)
Balance at end of period	26,601	23,220
Other borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	2,244	1,295
Cash flows	1,498	947
Other changes	(2)	2
Balance at end of period	3,740	2,244
Obligations under finance leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	3,145	3,804
Cash flows		(827)
New leases		168
Other changes	(3,145)
Balance at end of period		Rp 3,145
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash flows	(4,735)
Implementation new standard	15,838
New leases	2,969
Other changes	3,145
Balance at end of period	Rp 17,217